Exploration in operating units	12 Months Ended
Dec. 31, 2023
Exploration in operating units
Exploration in operating units

23.  Exploration in operating units

This caption is made up as follows:

	2023	2022	2021
	US$(000)	US$(000)	US$(000)

Beginning balance of finished goods and products in process, net of depreciation and amortization	988	2,036	1,296

Cost of exploration in operating units

Services provided by third parties	35,785	51,912	45,437
Direct labor	6,357	7,097	3,891
Consumption of materials and supplies	2,694	4,502	3,839
Short-term and low-value lease	1,791	5,016	2,641
Transport	720	470	108
Electricity and water	237	72	834
Maintenance and repair	66	211	165
Purchase of land	—	10,066	—
Other exploration rights	1,140	402	237
Total exploration in operating units	48,790	79,748	57,152
Final balance of finished goods and products in process	(549)	(1,408)	(2,036)
Write – off of products in process	—	420	—
Final balance of finished goods and products in process, net of depreciation and amortization	(549)	(988)	(2,036)
	49,229	80,796	56,412

As of December 31, 2023, 2022 and 2021, disbursements of exploration in operating amount to US$49.2 million, US$80.8 million and US$56.4 million, respectively, which are presented in the “Payments to suppliers and third parties, and other net” caption of the consolidated statements of cash flows.

See related accounting policies in Note 2.4(k).